EXHIBIT 99.3

Client Name:	Flagstar Bank
Client Project Name:	Flagstar FSMT 2018-3INV
Start - End Dates:	2/2018 TO 3/2018
Deal Loan Count:	218

Loan Level Tape Compare Upload

Loans in Report	24

Loan Number	Field Name	Tape Data	Reviewer Data
495217742	Loan Purpose	Home Improvement	Cashout Refi
495217504	Qualifying DTI	45.0400	47.91
495207405	Loan Purpose	Home Improvement	Cashout Refi
495204952	Loan Purpose	Home Improvement	Cashout Refi
495200220	Qualifying DTI	28.06	25.53
495199035	Qualifying DTI	35.35	28.12
495189522	Property Type	SFR-Attached	Attached PUD
495189522	Qualifying DTI	23.05	28.65
495181722	Borrower 1 Self Employed Flag	No	Yes
495181650	Qualifying DTI	43.33	37.48
495179797	Loan Purpose	Home Improvement	Cashout Refi
495177985	Qualifying DTI	23.8	20.9
495175056	Borrower 1 Self Employed Flag	No	(No Data)
495175056	Loan Purpose	Home Improvement	Cashout Refi
495173872	Property Type	SFR	Detached PUD
495160703	Loan Purpose	Home Improvement	Cashout Refi
495158597	Qualifying DTI	28.7784	25.85
495155430	Qualifying DTI	26.1823	43.36
495154586	Property Type	SFR-Attached	Attached PUD
495153253	Loan Purpose	Home Improvement	Cashout Refi
495144765	Qualifying DTI	44.1500	34.97
495139313	Qualifying DTI	32.3533	28.6
495139249	Qualifying DTI	26.1079	33.57
495137110	Qualifying DTI	37.55	44.71
495136864	Qualifying DTI	22.6134	49.18
495133186	Qualifying DTI	48.45	35.73

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